Fair Value Measurements (Details) - EBP 006 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 6,768,595	$ 5,850,242
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	673,030	460,409
Total | Constellation Stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	582,181	383,094
Total | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	90,849	77,315
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	673,030	460,409
Level 1 | Constellation Stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	582,181	383,094
Level 1 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	90,849	77,315
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Constellation Stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Constellation Stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Investments valued at net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 6,095,565	$ 5,389,833